COMMON SHARES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
SHAREHOLDERS' EQUITY
Schedule of weighted average assumptions:
Expected volatility	106.83%
Expected option life (years)	10
Risk-free interest rate (10-year U.S. treasury yield)	1.63 - 1.66%
Expected dividend yield	0%

March 31, 2021
Stock price	$0.85 - $0.25
Risk-free interest rate	0.13% - 0.17%
Expected life	2 years
Expected dividend rate	0%
Expected volatility	102.03% - 206.63%

Schedule for the Company's outstanding warrants:
	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2021	3,014,246	$0.25
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding, March 31, 2022	3,014,246	$0.25

	Number of Warrants	Weighted Average Exercise Price
Outstanding, June 30, 2020	-	$-
Granted	3,014,246	0.25
Exercised	-	-
Expired	-	-
Outstanding, June 30, 2021	3,014,246	$0.25

Schedule for the Company's outstanding non-qualified stock options:
	Number of options	Weighted average exercise price
Outstanding, June 30, 2021	-	USD	-
Granted	6,000,000	USD	0.65
Exercised	-	USD	-
Cancelled	-	USD	-
Outstanding, March 31, 2021	6,000,000	USD	0.65

Schedule of stock options outstanding:
Grant Date	Number Outstanding	Number Exercisable	Exercise Price		Weighted Average Life (years)	Expiry Date
January 3, 2022	125,000	-	USD	0.65	9.77	January 3, 2032
January 4, 2022	5,875,000	-	USD	0.65	9.77	January 4, 2032
Total	6,000,000	-	USD	0.65	9.77

Schedule for the Company's outstanding performance stock units:
	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	-	$-
Granted	4,000,000	-
Released	-	-
Forfeited or cancelled	-	-
Outstanding, March 31, 2022	4,000,000	$-